RETIREMENT BENEFIT OBLIGATIONS - Sensitivity analysis (Details) - Pension plans - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
United Kingdom
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Contribution to the plan	$ 0.0	$ 0.0	$ 7.0
Supplementary payments	0.0	0.0	7.0
United Kingdom | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Pension obligation +50bps/+1yr	(29.0)
Pension obligation -50bps/-1yr	33.0
United Kingdom | Inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Pension obligation +50bps/+1yr	21.0
Pension obligation -50bps/-1yr	(24.0)
United Kingdom | Mortality
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Pension obligation +50bps/+1yr	18.0
Pension obligation -50bps/-1yr	(11.0)
United States of America
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Contribution to the plan	0.0	0.0	0.0
Supplementary payments	0.0	$ 0.0	$ 0.0
Planned supplementary contributions for next year	0.0
United States of America | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Pension obligation +50bps/+1yr	(10.0)
Pension obligation -50bps/-1yr	11.0
United States of America | Mortality
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Pension obligation +50bps/+1yr	8.0
Pension obligation -50bps/-1yr	$ (8.0)